Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000130451 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000130451 [Member] | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000130451 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000130451 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000130451 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000130451 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000130451 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000130451 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000130451 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[1]
C000130451 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[1]
C000130451 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000130451 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130451 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130451 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130451 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000130451 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130451 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130451 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130451 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130451 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130451 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000130451 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055460 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000055460 [Member] | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000055460 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000055460 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000055460 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000055460 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000055460 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000055460 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000055460 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[2]
C000055460 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[2]
C000055460 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000055460 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055460 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055460 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055460 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000055460 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055460 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055460 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055460 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055460 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055460 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000055460 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055459 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000055459 [Member] | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000055459 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000055459 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000055459 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000055459 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000055459 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000055459 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000055459 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[3]
C000055459 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[3]
C000055459 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000055459 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055459 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055459 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055459 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000055459 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055459 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055459 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055459 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055459 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055459 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000055459 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055458 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000055458 [Member] | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000055458 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000055458 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000055458 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000055458 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000055458 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000055458 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000055458 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[4]
C000055458 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[4]
C000055458 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000055458 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055458 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055458 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055458 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000055458 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055458 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055458 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055458 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055458 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055458 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000055458 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.